Related party transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related party transactions
Schedule of transactions

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	8,814	11,113	19,134
Marketplace software technology services fee and other amounts earned (i)	4,051	6,046	5,402
	12,865	17,159	24,536

Amounts incurred by the Company
Payment processing and escrow services fee (ii)	13,164	15,467	18,019
Other amounts incurred (i)	3,050	4,314	3,022
	16,214	19,781	21,041

(i)
The Company has other commercial arrangements with Ant Group and its affiliates on various cloud computing services, sales and marketing and other services.
(ii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.

As of March 31, 2025 and 2026, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB5,863 million and RMB5,545 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.